Fair Value Measurement (Details Narrative) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	$ 253,731	$ 321,787	$ 42,777
Cash and cash equivalent	$ 247,000	314,700
Cash equivalents short-term investments		$ 314,700
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.563	0.756
Private Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interet rate assumption description	The risk-free interest rate assumption was based on a weighted average of the three and five-year U.S. Treasury rate, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) five years after the completion of the initial	The risk-free interest rate assumption was based on a weighted average of the three- and five-year U.S. Treasury rate, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) five years after the completion of the initial Business Combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa